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    As filed with the Securities and Exchange Commission on March 16, 2012
                                                             File Nos. 33-34801
                                                                      811-06106

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
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                        THE SECURITIES ACT OF 1933     [X]
                       Pre-Effective Amendment No.     [_]
                      Post-Effective Amendment No. 37  [X]
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                                    and/or
                            REGISTRATION STATEMENT
                                     UNDER
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                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. 38           [X]
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                       (Check appropriate box or boxes)

                               -----------------

                          PIONEER MID CAP VALUE FUND
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                               60 State Street,
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

                               -----------------

          Terrence J. Cullen, Secretary, Pioneer Mid Cap Value Fund,
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

   It is proposed that this filing will become effective (check appropriate box):
       [X]  immediately upon filing pursuant to paragraph (b)
       [_]  on [date] pursuant to paragraph (b)
       [_]  60 days after filing pursuant to paragraph (a)(1)
       [_]  on [date] pursuant to paragraph (a)(1)
       [_]  75 days after filing pursuant to paragraph (a)(2)
       [_]  on [date] pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:
       [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 37 to its registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 16th day of March, 2012.

                                                  PIONEER MID CAP VALUE FUND

                                             By:  /s/ Daniel K. Kingsbury
                                                  -----------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on March 16, 2012:

       Signature                      Title

       John F. Cogan, Jr.*            Chairman of the Board,
       John F. Cogan, Jr.             President (Principal Executive
                                      Officer) and Trustee

       Mark E. Bradley*               Treasurer (Principal Financial and
       Mark E. Bradley                Accounting Officer)

       David R. Bock*                 Trustee
       David R. Bock

       Mary K. Bush*                  Trustee
       Mary K. Bush

       Benjamin M. Friedman*          Trustee
       Benjamin M. Friedman

       Margaret B. W. Graham*         Trustee
       Margaret B. W. Graham

       /s/ Daniel K. Kingsbury        Executive Vice President and
       -----------------------------  Trustee
       Daniel K. Kingsbury

       Thomas J. Perna*               Trustee
       Thomas J. Perna

       Marguerite A. Piret*           Trustee
       Marguerite A. Piret

*By:   /s/ Daniel K. Kingsbury
       -----------------------------  Dated: March 16, 2012
       Daniel K. Kingsbury
       Attorney-in-Fact

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                                 EXHIBIT INDEX

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

          Exhibit No.  Description

          EX-101.INS   XBRL Instance Document

          EX-101.SCH   XBRL Taxonomy Extension Schema Document

          EX-101.CAL   XBRL Taxonomy Extension Calculation Linkbase

          EX-101.DEF   XBRL Taxonomy Extension Definition Linkbase

          EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase

          EX-101.PRE   XBRL Taxonomy Extension Presentation Linkbase
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